Expected Benefit Payments to Retirees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
2015	$ 2,855
2016	2,024
2017	1,937
2018	1,427
2019	1,396
2020-2024	6,890
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2015	1,481
2016	1,456
2017	1,452
2018	1,436
2019	1,398
2020-2024	$ 6,996